    As filed with the Securities and Exchange Commission on February 9, 1999
                         File Nos. 33-74534 and 811-8314

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 9                                               [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10                                                             [X]
                                 --------------

                            SCHWAB ANNUITY PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                William J. Klipp
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

John H. Grady, Jr., Esq.         Martin E. Lybecker, Esq.
Morgan Lewis & Bockius LLP       Ropes & Gray
1701 Market Street               1301 K Street, NW, Suite 800 East
Philadelphia, PA 19103           Washington, D.C.  20005

Frances Cole, Esq.
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

     / / Immediately upon filing pursuant to paragraph (b)

     / / On  _______ pursuant to paragraph (b)

     / / 60 days after filing pursuant to paragraph (a)(1)

     /x/ On April 30, 1999 pursuant to paragraph (a)(1)

     / / 75 days after filing pursuant to paragraph (a)(2)

     / / On (date) pursuant to paragraph (a)(2) of Rule 485

if appropriate, check the following box:

     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PROSPECTUS
April 30, 1999


SCHWAB MONEY MARKET PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

ABOUT THE PORTFOLIO

3     Schwab Money Market Portfolio

8     Portfolio Management

10    Investing in the Portfolio

11    Transaction Policies

12    Distributions and Taxes

SCHWAB MONEY MARKET PORTFOLIO

TICKER SYMBOL: SWPXX


GOAL

THE PORTFOLIO SEEKS THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.


Strategy

To pursue its goal, the portfolio invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

      -     commercial paper

      -     certificates of deposit

      -     banker's acceptances

      -     U.S. Treasury bills, notes and bonds

      - other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities

      -     repurchase agreements

All of these investments must be denominated in U.S. dollars, including those that are issues by foreign issuers.

In choosing securities, the portfolio's manager seeks to maximize current income within the limits of the portfolio's credit and maturity policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the portfolio owns or is considering buying. The manager may adjust the portfolio's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the portfolio seeks to maintain a stable $1 share price.


MONEY FUND REGULATIONS

Money market funds in the United States are subject to special rules that are designed to help them maintain a stable share price:

      - Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

      - Diversification: requirements for diversification limit the portfolio's exposure to any given issuer.

      - Maturity: money funds must maintain an average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

As with all mutual funds, the performance of this portfolio will fluctuate over time, and future performance may differ from past performance.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the portfolio's yield will change over time. During periods when interest rates are low, the portfolio's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government entity. While the portfolio historically has maintained its stable $1 share price, there is no guarantee that it always will be able to do so. If its share price were to change, you could lose money.

THE PORTFOLIO COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the portfolio's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of reliable issuer information to the risk of political uncertainties.

The manager's maturity decisions also will affect the portfolio's yield, and in unusual circumstances could potentially affect its share price. To the extent that the manager fails to anticipate interest rate trends imprecisely, the portfolio's yields could at times lag those of other money market funds. The portfolio's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE PORTFOLIO IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments. This portfolio may appeal to investors interested in high money market returns.


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
PERFORMANCE

Below are a chart and a table showing the portfolio's performance. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

Annual Total Returns (%) as of 12/31               95       96       97       98

Best quarter: 00.00% QX 19xx
Worst quarter: 00.00% QX 19xx
                                                                    Since
Average Annual Total Returns (%) as of 12/31/98          1 Year     inception(1)
Money Market Portfolio                                    000       000

(1) Portfolio inception: 5/3/94


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying portfolios are reflected in those portfolios' performance, and thus indirectly in portfolio performance.

FEE TABLE (%)

SHAREHOLDER FEES

                                   None

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                    0.00
Distribution (12b-1) fees          None
Other expenses                     0.00
Total annual operating expenses    0.00

Expense reduction
Net operating expenses*            0.00

*Guaranteed by Schwab and the investment adviser through __/__/00.

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 Year       3 Years       5 Years       10 Years
 $00          $000          $000           $000

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's recent financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, _______________, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

<<Table Here>>

PORTFOLIO MANAGEMENT

THE INVESTMENT ADVISER for the portfolios is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R) and has more than $__ billion under management. The firm manages assets for more than __ million shareholder accounts. (All figures on this page are as of 12/31/98.)

As the investment adviser, the firm oversees the asset management and administration of the portfolios. As compensation for these services, the firm receives a management fee from each portfolio. For the 12 months ended 12/31/98, these fees were ____% for the portfolio. These figures, which are expressed as a percentage of the portfolio's average daily net assets, represent the actual amounts paid, including the effects of reductions.

YEAR 2000 ISSUES

One issue with the potential to disrupt portfolio operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect portfolio administration, portfolio performance or securities markets in general.


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
INVESTING IN THE PORTFOLIO

Shares of the portfolio are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity account investors also should review the separate account prospectus prepared by their insurance company.

Although shares of the portfolio are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolio in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolio are expected to be offered to affiliated and unaffiliated participating insurance companies and their separate accounts to fund benefits under variable contracts and variable life insurance policies as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolio would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolio does not foresee any disadvantage to variable contract or variable life insurance policy owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts and variable life insurance policies (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolio could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, if these arrangements are implemented, the portfolio, the participating insurance companies, and any tax qualified plans investing in the portfolio would be subject to conditions imposed by the SEC that are designated to prevent or remedy any such conflicts. These conditions would require the Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the portfolio.


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
TRANSACTION POLICIES

THE PORTFOLIO IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN.

THE PORTFOLIO CALCULATES ITS SHARE PRICES EACH BUSINESS DAY after the close of the NYSE. The portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. The portfolio seeks to maintain a stable NAV of $1. Purchase and redemption orders from separate accounts investing in the portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, prior to the close of the portfolio (generally 4:00 p.m. Eastern time) will be executed at the portfolio's NAV determined that day. The portfolio may take up to seven days to pay sales proceeds to a participating insurance company.

All orders to purchase shares of the portfolio are subject to acceptance by the portfolio and are not binding until confirmed or accepted in writing.

The portfolio values its investment holdings on the basis of amortized cost (cost plus discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

The portfolio reserves certain rights, including the following:

- To refuse any purchase order, including those that appear to be associated with short-term trading activities

- To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-     To withdraw or suspend any part of the offering made by this prospectus


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
DISTRIBUTIONS AND TAXES

The portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance company separate accounts each year in December. Distributions are normally reinvested pursuant to elections by separate accounts.

The portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

The portfolio must meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service. The portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolio, see "Federal Income Taxes" in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate separate account prospectus.


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
TO LEARN MORE

This prospectus contains important information on the portfolio and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds,(R) a participating insurance company or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the Securities and Exchange Commission's Public Reference Room.

SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds

SCHWAB INSURANCE AND ANNUITY SERVICE CENTER

800-838-0650 (IN NEW YORK 800-838-0649)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov


SEC FILE NUMBERS
Schwab Annuity Portfolios 811-8314

PROSPECTUS

April 30, 1999




SCHWAB MARKETTRACK GROWTH PORTFOLIO II

SCHWAB S&P 500 PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

ABOUT THE PORTFOLIOS

3     Schwab MarketTrack Growth Portfolio II

9     Schwab S&P 500 Portfolio

14    Portfolio Management

15    Investing in the Portfolios

17    Transaction Policies

18    Distributions and Taxes

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

TICKER SYMBOL: SWPHX

GOAL

THE PORTFOLIO'S GOAL IS TO SEEK HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. THE PORTFOLIO'S TARGET ALLOCATION INCLUDES STOCK, BOND AND CASH INVESTMENTS.

The portfolio invests mainly in other SchwabPortfolios,(R) particularly index portfolios, which seek to track the total returns of various market indices. These underlying portfolios typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying portfolio focuses on a different market segment. Below are the underlying portfolios and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

LARGE-CAP         Schwab S&P 500 Portfolio. Seeks to track the S&P 500 Index,(R)
STOCK             a widely recognized index maintained by Standard & Poor's that includes 500 large-cap stocks.

SMALL-CAP         Schwab Small-Cap Index Portfolio.(R) Seeks to track the Schwab
STOCK             Small-Cap Index, which includes the second-largest 1,000 U.S.
                  stocks as measured by market capitalization.

INTERNATIONAL     Schwab International Index Portfolio.(R) Seeks to track the
STOCK             Schwab International Index, which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND Schwab Total Bond Market Index Portfolio. Seeks to track the Lehman Brothers Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations. The portfolio manager monitors the portfolio's holdings and cash flow and manage them as needed in order to maintain the target allocation. In seeking to enhance after-tax performance, the portfolio manager may permit modest deviations from the target allocation for certain periods of time.


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
Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes. The portfolio's allocation focuses on stock investments, while including some bonds and cash investments to reduce volatility. The portfolio typically does not change its asset allocations for purposes of investment strategy, and seeks to remain close to the target allocations of 80% stocks, 15% bonds and 5% cash. The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.

This approach is intended to offer the investor key features of two types of well-known investment strategies: asset allocation and indexing. Because of its asset allocation, the portfolio's performance is a blend of the performance of different asset classes or different segments within an asset class.

Indexing, a strategy of tracking the performance of a given market over time, involves looking to an index to determine what securities to own. By investing in a combination of index mutual funds, the portfolio can offer a high level of diversification in a single investment.

The portfolio is designed for long-term investors. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET ALLOCATIONS CAN HAVE AN EFFECT ON RETURNS. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH STOCK INDEX PORTFOLIOS. The portfolio's underlying stock index portfolios seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying portfolios, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market.

THE VALUES OF CERTAIN TYPES OF STOCKS, SUCH AS SMALL-CAP STOCKS AND INTERNATIONAL STOCKS,


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
MAY FLUCTUATE MORE WIDELY THAN OTHERS. With small-cap stocks, one reason is that their prices may be based in part on future expectations rather than current achievements. International stock investments can be affected by changes in currency exchange rates, which can erode market gains or widen market losses. Other reasons for the volatility of international markets range from a lack of reliable company information to the risk of political upheaval.

OTHER RISK FACTORS

For the portion of the portfolio's assets that are invested in the bond market, a major risk is that bond prices generally fall when interest rates rise. Portfolio performance also could be affected if bonds held by its underlying portfolios go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected. While the portfolio's underlying portfolios seek to track the returns of various indices, in each case their performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying portfolios incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying portfolio lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

By emphasizing stocks while including other investments to temper market risk, this portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investments.

Annual Total Returns (%) as of 12/31     97   98

Best quarter: 00.00% QX 19xx
Worst quarter: 00.00% QX 19xx

                                                                   Since
Average Annual Total Returns (%) as of 12/31/98        1 Year   inception(1)

Portfolio                                               000         000
S&P 500(R) Index                                        000         000
Lehman Brothers Aggregate Bond Index                    000         000

(1) Portfolio inception: 11/01/96.

The performance information above shows you how performance has varied from year to year and how it averages out over time.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


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
FEE TABLE (%)

SHAREHOLDER FEES
                                   None

ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                    0.00
Distribution (12b-1) fees          None
Other expenses                     0.00
Total annual operating expenses    0.00

Expense reduction
Net operating expenses*            0.00*
Guaranteed by Schwab and the investment adviser through __/__/00.

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 Year           3 Years           5 Years           10 Years

 $00              $000              $000               $000


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
FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's recent financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, _______________, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

<<Table Here>>


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
SCHWAB S&P 500 PORTFOLIO

TICKER SYMBOL: SWPSX

GOAL

THE PORTFOLIO'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.

INDEX

THE S&P 500 INDEX INCLUDES THE COMMON STOCKS OF 500 LEADING U.S. COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the portfolio's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The portfolio generally gives the same weight to a given stock as the index does. In seeking to enhance after-tax performance, the portfolio may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the portfolio reduce its taxable distributions. All other factors being equal, this can lower realized capital gains and lower operating expenses.

Like many index portfolios, the portfolio may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index portfolio and its index. This gap occurs mainly because, unlike the index, the portfolio incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the portfolio potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the portfolio's performance normally is below that of the index. Also, because the composition of the index tends to be comparatively stable, index portfolios historically have shown low portfolio turnover compared to actively managed portfolios.

LARGE-CAP STOCKS

Although the 500 companies in the index constitute only about x% of all the publicly traded companies in the United States, they represent approximately xx% of the total value of the U.S. stock market. (All figures are as of 12/31/98.)

Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance. Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.

The portfolio is designed for long-term investors. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the portfolio cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks perform less well than mid- or small-cap stocks, the portfolio may underperform portfolios that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the portfolio's performance also will lag those investments.

OTHER RISK FACTORS

Although the portfolio's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the portfolio tracks the performance of the index. For example, futures contracts, which the portfolio uses to gain exposure to the index for its cash balances, could cause the portfolio to track the index less closely if they don't perform as expected.

The portfolio also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the portfolio's performance could be reduced.

Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this portfolio.

INDEX OWNERSHIP

Standard & Poor's,(R) S&P,(R) S&P 500,(R) Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. More complete information may be found in the Statement of Additional Information (see back cover).

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.

Annual Total Returns (%) as of 12/31         97    98
Best quarter: 00.00% QX 19xx
Worst quarter: 00.00% QX 19xx

Average Annual Total Returns (%) as of 12/31/98                  Since
                                                     1 Year    inception (1)

Portfolio                                              000        000
S&P 500(R) Index                                       000        000

(1) Portfolio inception: 11/01/96.

The performance information above shows you how performance has varied from year to year and how it averages out over time.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in the total return.

FEE TABLE (%)

SHAREHOLDER FEES
                                   None

ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                    0.00
Distribution (12b-1) fees          None
Other expenses                     0.00
Total annual operating expenses    0.00
-------------------------------------------
Expense reduction
Net operating expenses*            0.00*
Guaranteed by Schwab and the investment adviser through __/__/00

Designed to help you compare expenses, this example uses the same assumptions as all mutual portfolio prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. One-Year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 Year            3 Years            5 Years            10 Years

 $00               $000               $000                $000

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, _______________, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

<<TABLE HERE>>

PORTFOLIO MANAGEMENT

THE INVESTMENT ADVISER for the portfolios is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R) and has more than $__ billion under management. The firm manages assets for more than __ million shareholder accounts. (All figures on this page are as of 12/31/98.)

As the investment adviser, the firm oversees the asset management and administration of the portfolios. As compensation for these services, the firm receives a management fee from each portfolio. For the 12 months ended 12/31/98, these fees were ____% for the MarketTrack Growth Portfolio II and ____% for the S&P 500 Portfolio. These figures, which are expressed as a percentage of each portfolio's average daily net assets, represent the actual amounts paid, including the effects of reductions.

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of the S&P 500 Portfolio and the equity portion of the MarketTrack Growth Portfolio II. She joined the firm in 1995 and has nearly 20 years of experience in equity index management.

KIMON DAIFOTIS, CFA, a vice president of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the MarketTrack Growth Portfolio II. He joined the firm in October 1997, bringing more than 17 years of prior experience in research and asset management.

YEAR 2000 ISSUES

One issue with the potential to disrupt portfolio operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser is taking steps to enable its systems to handle this issue. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect portfolio administration, portfolio performance or securities markets in general.

INVESTING IN THE PORTFOLIOS

Shares of the portfolios are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity account investors also should review the separate account prospectus prepared by their insurance company.

Although shares of the portfolios are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the portfolios in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.

Shares of the portfolios are expected to be offered to affiliated and unaffiliated participating insurance companies and their separate accounts to fund benefits under variable contracts and variable life insurance policies as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the portfolios would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.

The portfolios do not foresee any disadvantage to variable contract or variable life insurance policy owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts and variable life insurance policies (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the portfolios could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, if these arrangements are implemented, the portfolios, the participating insurance companies, and any tax qualified plans investing in the portfolios would be subject to conditions imposed by the SEC that are designated to prevent or remedy any such conflicts. These conditions would require the Board of Trustees to monitor events in order to identify the existence of any material, irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material, irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in either portfolio.

TRANSACTION POLICIES

THE PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN.

THE PORTFOLIOS CALCULATE THEIR SHARE PRICES EACH BUSINESS DAY after the close of the NYSE. A portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in a portfolio that are received and accepted by a participating insurance company, as the portfolio's designee, prior to the close of the portfolio (generally 4:00 p.m. Eastern time) will be executed at the portfolio's NAV determined that day. A portfolio may take up to seven days to pay sales proceeds to a participating insurance company.

All orders to purchase shares of the portfolios are subject to acceptance by the portfolios and are not binding until confirmed or accepted in writing.

In valuing their securities, the portfolios use market quotes if they are readily available. In cases where quotes are not readily available, a portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.

Shareholders of the MarketTrack Growth Portfolio II should be aware that because foreign markets are often open on weekends and other days when the portfolio is closed, the value of some of the portfolio's securities may change on days when it is not possible to buy or sell shares of the portfolio.

The portfolios reserve certain rights, including the following:

- To refuse any purchase order, including those that appear to be associated with short-term trading activities

- To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-     To withdraw or suspend any part of the offering made by this prospectus

DISTRIBUTIONS AND TAXES

Each portfolio will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance company separate accounts each year in December. Distributions are normally reinvested pursuant to elections by separate accounts.

Each portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.

Each portfolio must meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service. Each portfolio intends to comply with these diversification requirements.

For more information regarding the federal income tax consequences of investing in the portfolios, see "Federal Income Taxes" in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate separate account prospectus.

TO LEARN MORE

This prospectus contains important information on the portfolios and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds,(R) a participating insurance company or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review these materials in person at the Securities and Exchange Commission's Public Reference Room.

SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS

SCHWAB INSURANCE AND ANNUITY SERVICE CENTER

800-838-0650 (IN NEW YORK 800-838-0649)

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov


SEC FILE NUMBERS
Schwab Annuity Portfolios 811-8314

                       STATEMENT OF ADDITIONAL INFORMATION

                            SCHWAB ANNUITY PORTFOLIOS
             SCHWAB MONEY MARKET PORTFOLIO (MONEY MARKET PORTFOLIO)
            SCHWAB MARKETTRACK GROWTH PORTFOLIO II (GROWTH PORTFOLIO)
                  SCHWAB S&P 500 PORTFOLIO (S&P 500 PORTFOLIO)


                                 APRIL 30, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the portfolios' prospectuses dated April 30, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact the Schwab Insurance and Annuity Service Center at Charles Schwab & Co., Inc. at 800-838-0650, in New York call 800-838-0648.

The portfolios' most recent annual reports are a separate document supplied with the SAI and include the portfolios' audited financial statements, which are incorporated by reference into this SAI.

The portfolios are a series of Schwab Annuity Portfolios (the trust)

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
 RISKS AND LIMITATIONS.........................................................2
MANAGEMENT OF THE PORTFOLIOS..................................................18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................21
INVESTMENT ADVISORY AND OTHER SERVICES........................................22
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................23
DESCRIPTION OF THE TRUST......................................................25
PURCHASE, REDEMPTION AND PRICING OF SHARES....................................26
TAXATION......................................................................27
CALCULATION OF PERFORMANCE DATA...............................................28

INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each portfolio's investment objective may be changed only by vote of a majority of its shareholders.

The MONEY MARKET PORTFOLIO seeks maximum current income consistent with stability of capital.

The GROWTH PORTFOLIO seeks high capital growth with less volatility than an all stock portfolio.

The S&P 500 PORTFOLIO'S investment objective is to seek to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)). The S&P 500 is representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The portfolio may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

The S&P 500 Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the S&P 500 Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P 500 Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the S&P 500 Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the S&P 500 Portfolio. S&P has no obligation to take the needs of the S&P 500 Portfolio or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of S&P 500 Portfolio shares or in the determination or calculation of the equation by which the S&P 500 Portfolio's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Portfolio's shares.

S&P does not guarantee the accuracy and /or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Portfolio, its shareholders or any other person or entity from the use of the S&P 500(R) Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The following investment strategies, risks and limitations supplement those set forth in the prospectuses and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a portfolio's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the portfolio's investment policies and limitations. Additionally, for purposes of calculating any restriction for the Money Market Portfolio an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7, unless otherwise noted. Not all investment securities or techniques discussed below are eligible investments for each portfolio, and not all investments that may be made by underlying funds of the Growth Fund are currently known. A portfolio or underlying fund of the Growth Portfolio will invest in securities or engage in techniques that are intended to help achieve its investment objective.

            INVESTMENT SECURITIES, STRATEGIES, RISKS AND LIMITATIONS


ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases additional credit support may also be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of the portfolio's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. The Money Market Portfolio will limit its investments in each such industry to less than 25% of its total assets.

BANKERS' ACCEPTANCES are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Money Market Portfolio will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BOND FUNDS seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The SchwabFunds(R) bond fund that the Growth Portfolio may currently invest in is the Schwab Total Bond Market Index Fund.

BORROWING may subject a portfolio to interest costs, which may exceed the interest received on the securities purchased with the borrowed portfolios. A portfolio normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the Money Market Portfolio will not purchase securities while borrowings are outstanding, and each the Growth Portfolio and S&P 500 Portfolio will not purchase securities while borrowings represent more than 5% of its borrowings.

CERTIFICATES OF DEPOSIT are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The Money Market Portfolio will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the portfolios have identified each foreign country as a separate bank industry for purposes of the portfolio's concentration policy. Each portfolio will limit its investments in securities issued by foreign banks in each country to less than 25% of its total assets. The S&P 500 Portfolio will not concentrate its investments unless the S&P 500 Index is so concentrated.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to the portfolio.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal) but generally offer greater rate of interest. Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by their perceived credit quality of the issuer.

The Growth Portfolio and its underlying funds may invest in investment grade securities which are medium- and high- quality, although some still invest varying degrees of speculative characteristics and risks. Debt securities rated below investment grade are riskier, but may offer higher yields. These securities are sometimes referred to as "junk bonds." The market for these securities has historically been less liquid than for investment grade securities.

Should a security's rating change after purchase by a portfolio the investment adviser would take such action, including no action, as determined to be in the best interest of the portfolio by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the appendix section of the SAI.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a portfolio until the security is delivered. A portfolio will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a portfolio sells a security on a delayed-delivery basis, the portfolio does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a portfolio could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GSSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each portfolio is a series of an open-end investment management company. Each portfolio is a diversified mutual fund. The Money Market Portfolio follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. Generally theses requirements prohibit a money market fund from purchasing a security if more that 5% of its total assets would be invested in the securities of a single issuer. Although a money market fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. U.S. government and certain other securities are not subject to this particular regulation.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a portfolio will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the portfolios endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a portfolio containing foreign investments, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a portfolio to miss attractive investment opportunities. Losses to a portfolio arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the portfolio.

Investments in the securities of foreign issuers are usually made and held in foreign currencies. In addition, the Growth Portfolio or its underlying fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the portfolio or underlying fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the portfolio or underlying fund.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of foreign investments and/or increase a fund's expenses. While the investment adviser is taking steps to minimize the impact of the conversion on the portfolios, it is not possible to know precisely what impact the conversion will have on the portfolios, if any, nor is it possible to eliminate the risks completely.

For these reasons and others, foreign securities tend to be more volatile than other types of investments. International funds, therefore, tend to be more volatile than funds that invest primarily in securities of domestic issuers and are normally recommended for long-term investors. The SchwabFunds international stock fund that the Growth Portfolio may currently invest in is the Schwab International Index Fund(R)

Securities that are acquired by a portfolio outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered illiquid provided that: (i) the portfolio acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (ii) the portfolio reasonably believes it can readily dispose of the securities readily in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the Growth Portfolio or its underlying funds may engage in currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but waiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the portfolio settles its securities transactions in the future.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A portfolio may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges.

In order to reduce the effect that uninvested cash would have on its ability to track the performance of its index as closely as possible, a portfolio may purchase futures contracts. Such transactions allow the portfolio's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also the Growth Portfolio or its underlying funds may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell.

When buying or selling futures contracts, a portfolio must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the value of the futures contracts fluctuate. This process is known as "marking-to-market". The margin amount will be returned to the portfolio upon termination of the futures contracts assuming all contractual obligations are satisfied. A portfolio's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets.

While a portfolio intends to purchase and sell futures contracts in order to simulate full investment in the securities comprising its index, there are risks associated with these transactions. Adverse market movements could cause a portfolio to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the portfolio had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a portfolio incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a portfolio seeks to close out a futures position. If a portfolio is unable to close out its position and prices move adversely, the portfolio would have to continue to make daily cash payments to maintain its margin requirements. If a portfolio had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the portfolio may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A portfolio will seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the portfolio has valued the instruments. The liquidity of the portfolio's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INDEXING STRATEGIES involve tracking the investments and, therefore, performance of an index. The S&P 500 Portfolio normally will invest at least 80% of its total assets in the securities of its index. Each Schwab Equity Index Fund normally will invest at least 80% of its total assets in the securities of its index. The Schwab Total Bond Market Index Fund normally will invest at least 65% of its total assets in the securities of its index. Moreover, each of these index funds will invest so that its portfolio performs similarly to that of its index. Each index fund tries to generally match its holdings in a particular security to its weight in the index. Each index fund will seek a correlation between its performance and that of its index of 0.90 or better. A perfect correlation of 1.0 is unlikely as index funds incur operating and trading expenses unlike their indices. An index fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the board of trustees will consider alternative arrangements for the portfolio or index fund.


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
LENDING of portfolio securities is a common practice in the securities industry. A portfolio will engage in security lending arrangements with the primary objective of increasing its income. For example, a portfolio may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual portfolios. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. A portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the portfolio may at any time call the loan and obtain the return of the securities loaned; (3) the portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the portfolio.

MATURITY OF INVESTMENTS. The Money Market Portfolio follows the regulations set forth by the SEC that dictate the maturity requirements for money market mutual portfolios. Generally, these requirements prohibit a portfolio from purchasing a security with a remaining maturity or more than 397 days or maintaining a dollar-weighted average portfolio maturity that exceeds 90 days.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." The SchwabFunds(R) money market fund that the Growth Portfolio may currently invest in is the Schwab Value Advantage Money Fund(R).

MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The Growth Portfolio and its underlying funds may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of the portfolio or its underlying fund. Principal and interest payments on the mortgage-related securities are guaranteed by the government to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a portfolio's shares.

MUTUAL FUNDS are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses. The Growth Portfolio will normally invest mainly in other SchwabFunds(R), which are registered open-end investment companies.

OTHER SECURITIES. Under certain circumstances, an underlying fund of the Growth Portfolio may make payment of a redemption by the portfolio wholly, or in part, by a distribution in-kind of securities from its portfolio rather than payment in cash. In such a case, the Growth Portfolio may hold the securities distributed until the investment advisor determined that it was appropriate to sell them.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are sometimes called demand features or guarantees, and are agreements that follow the buyer to sell a security at a specified price and time to the seller or "put provider." Then a portfolio buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. The Money Market Portfolio follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. Generally these require the Money Market Portfolio to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the board of trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities are first tier securities. Second tier securities generally are rated within the second-highest category. The Money Market Portfolio's holdings of second tier securities will not exceed 5% of its assets, and investments in the second tier securities on any one issuer will be limited to the greater of 1% of the portfolio's assets or $1 million.

Should a security's high-quality rating change after purchase by the portfolio, the adviser would take such action, including no action, as determined to be in the best interest of the portfolio by the board of trustees. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

REPURCHASE AGREEMENTS. Repurchase agreements involve a portfolio buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be collateralized by first tier securities. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers such as the portfolios under securities Act Rule 144A. Because of this requirement, these securities are normally resold to other qualified buyers through or with the assistance of the issuer or an investment dealer who makes a market in these securities, thereby providing liquidity to the market. It is not possible to predict with assurance exactly how the market for Section 4(2) paper sold and offered under Rule 144A will continue to develop. Therefore, investment adviser, pursuant to guidelines approved by the board of trustees, will carefully monitor a portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the portfolio, under the direction and supervision of the board of trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security;
(ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a portfolio invests in restricted securities that are deemed liquid, the general level of illiquidity in the portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that place them within the second-largest 1,000 such companies, as measured by the Schwab Small-Cap Index(R). Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid cap stocks. Accordingly, it may be difficult for a portfolio to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a portfolio's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a portfolio or an underlying fund (like the Schwab Small-Cap Index Fund(R)) that invests in small-cap stocks may change sharply during the short term and long term.

STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Although some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. The SchwabFunds(R) stock funds that the Growth Portfolio may currently invest in are the Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) or Schwab Equity Index Funds. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.

STOCK SUBSTITUTION STRATEGY is a strategy, whereby a portfolio (or underlying fund) may, in extraordinary circumstances, substitute a similar stock for a security in its index.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

SWAP AGREEMENTS are an exchange of one security for another. A swap may be entered into in order to help a portfolio or underlying fund track an index, or to change its maturity, to protect its value from changes in interest rates or to expose it to a different security or market. These agreements are subject to the risk that the counterparty will not fulfill its obligations. The risk of loss in a swap agreement can be substantial due to the degree of leverage that can be involved. In order to help minimize this risk, a portfolio or underlying fund will segregate appropriate assets as necessary.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other fixed-income securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States Government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a portfolio. In addition, the portfolio may exercise only its demand rights at certain times. The portfolio could suffer losses in the event that the issuer defaults on its obligation.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by a vote of a majority of a portfolio's shareholders

THE MONEY MARKET PORTFOLIO MAY NOT:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in securities of that issuer.

(3) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that the portfolio reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the portfolio has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities in accordance with its investment objective and policies.

(5) Invest more than 5% of its total net assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years of continuous operation.

(6) Enter into repurchase agreements if, as a result thereof, more than 10% of its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended, hereinafter the "1933 Act"). The portfolio will invest no more than 10% of its net assets in illiquid securities.

(7) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the 1933 Act).

(8) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its investment adviser individually own beneficially more than 1/2 of 1% of the securities of that issuer and together beneficially own more than 5% of the securities of such issuer.

(9) Invest in commodities or commodity contracts, including futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(12) Make loans to others, except the portfolio may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors, and (ii) lend its portfolio securities (up to one-third of the portfolio's total assets) in accordance with its investment objectives and policies.

(13) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The portfolio will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. If, for any reason, the current value of the portfolio's total net assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Money Market Portfolio will, within three business days, reduce its indebtedness to the extent necessary.

(14) Write, purchase or sell puts, calls or combinations thereof.

(15) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(16) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(17) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(18) Issue senior securities as defined in the 1940 Act.

EACH OF THE GROWTH PORTFOLIO AND S&P 500 PORTFOLIO MAY NOT:

(1) Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act.

(2) Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder; except that the S&P 500 Portfolio may concentrate investments only to the extent that the S&P 500 Index(R) is also so concentrated.

(3) Purchase or sell commodities, commodities contracts or real estate; lend or borrow money; issue senior securities; underwrite securities; or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified investment management company, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities.

Borrowing. The 1940 Act presently restricts an investment management company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, an investment management company may make loans only if expressly permitted by its investment policies.

Concentration. The 1940 Act presently defines concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

                            OTHER INVESTMENT POLICIES

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS FOR EACH OF THE GROWTH PORTFOLIO AND S&P 500 PORTFOLIO. ANY CHANGES IN EITHER THE GROWTH PORTFOLIO'S OR THE S&P 500 PORTFOLIO'S NON-FUNDAMENTAL INVESTMENT POLICIES WILL BE COMMUNICATED TO THE PORTFOLIO'S SHAREHOLDERS PRIOR TO THE EFFECTIVENESS OF THE CHANGES.

EACH OF THE GROWTH PORTFOLIO AND S&P 500 PORTFOLIO MAY NOT:

(1) Purchase or sell commodities, commodities contracts or real estate, including interests in real estate limited partnerships, provided that each Portfolio may (i) purchase securities of companies that deal in real estate or interests therein, (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(2) Lend money to any person, except that each Portfolio may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

(3) Borrow money or issue senior securities except that each Portfolio may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each Portfolio will not purchase securities while borrowings represent more than 5% of its total assets.

(4) Pledge, mortgage or hypothecate any of its assets except that, to secure allowable borrowings, each Portfolio may do so with respect to no more than one-third of the value of its total assets.

(5) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(6) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

(7) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

(10) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

(11) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Portfolio in units or attached to other securities are deemed to be without value.

(12) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Portfolio's total assets

(13) Make short sales, except for short sales against the box.

(14) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

(15) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

Except with respect to each portfolio's concentration and borrowing limitations and investments in illiquid securities, later changes in values do not require a portfolio to sell the investment even if the portfolio could not then make the same investment.

                          MANAGEMENT OF THE PORTFOLIOS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), are as follows:

NAME/DATE              POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
OF BIRTH               THE TRUSTS                AFFILIATIONS
--------------------------------------------------------------------------------

NAME/DATE              POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
OF BIRTH               THE TRUSTS                AFFILIATIONS
--------------------------------------------------------------------------------

CHARLES R. SCHWAB*     Chairman and Trustee      Chairman, Co-Chief Executive
July 29, 1937                                    Officer and Director, The
                                                 Charles Schwab Corporation;
                                                 Chairman, Chief Executive
                                                 Officer and Director, Charles
                                                 Schwab Holdings, Inc.; Chairman
                                                 and Director, Charles Schwab &
                                                 Co., Inc., Charles Schwab
                                                 Investment Management, Inc.,
                                                 The Charles Schwab Trust
                                                 Company and Schwab Retirement
                                                 Plan Services, Inc.; Chairman
                                                 and Director (current board
                                                 positions), and Chairman
                                                 (officer position) until
                                                 December 1995, Mayer &
                                                 Schweitzer, Inc. (a securities
                                                 brokerage subsidiary of The
                                                 Charles Schwab Corporation);
                                                 Director, The Gap, Inc. (a
                                                 clothing retailer),
                                                 Transamerica Corporation (a
                                                 financial services
                                                 organization), AirTouch
                                                 Communications (a
                                                 telecommunications company) and
                                                 Siebel Systems (a software
                                                 company).

STEVEN L. SCHEID*+     President and Trustee     Executive Vice President and
June 28, 1953                                    Chief Financial Officer, The
                                                 Charles Schwab Corporation;
                                                 Enterprise President -
                                                 Financial Products and Services
                                                 and Chief Financial Officer,
                                                 Charles Schwab & Co., Inc.;
                                                 Chief Executive Officer, Chief
                                                 Financial Officer and Director,
                                                 Charles Schwab Investment
                                                 Management, Inc. From 1994 to
                                                 1996, Mr. Scheid was Executive
                                                 Vice President of Finance for
                                                 First Interstate Bancorp and
                                                 Principal Financial Officer
                                                 from 1995 to 1996. Prior to
                                                 1994, Mr. Scheid was Chief
                                                 Financial Officer, First
                                                 Interstate Bank of Texas.

DONALD F. DORWARD      Trustee                   Executive Vice President and
September 23, 1931                               Managing Director, Grey
                                                 Advertising. From 1990 to 1996,
                                                 Mr. Dorward was President and
                                                 Chief Executive Officer,
                                                 Dorward & Associates
                                                 (advertising and
                                                 marketing/consulting firm).

ROBERT G. HOLMES       Trustee                   Chairman, Chief Executive
May 15, 1931                                     Officer and Director, Semloh
                                                 Financial, Inc. (international
                                                 financial services and
                                                 investment advisory firm).


----------
* This trustee is an "interested person" of the trusts.
+ Effective August 18, 1998, Mr. Scheid was elected as President and trustee.

NAME/DATE              POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
OF BIRTH               THE TRUSTS                AFFILIATIONS
--------------------------------------------------------------------------------

DONALD R. STEPHENS     Trustee                   Managing Partner, D.R. Stephens
June 28, 1938                                    & Company (investments) and
                                                 Chairman and Chief Executive
                                                 Officer of North American Trust
                                                 (real estate investment trust).

MICHAEL W. WILSEY      Trustee                   Chairman, Chief Executive
August 18, 1943                                  Officer and Director, Wilsey
                                                 Bennett, Inc. (truck and air
                                                 transportation, real estate
                                                 investment and management and
                                                 investments).

TAI-CHIN TUNG          Treasurer and Principal   Vice President, Treasurer and
March 7, 1951          Financial Officer         Controller, Charles Schwab
                                                 Investment Management, Inc.
                                                 From 1994 to 1996, Ms. Tung was
                                                 Controller for Robertson
                                                 Stephens Investment Management,
                                                 Inc. From 1993 to 1994, she was
                                                 Vice President of Portfolio
                                                 Accounting, Capital Research
                                                 and Management Co.

WILLIAM J. KLIPP*      Executive Vice            Executive Vice President,
December 9, 1955       President, Chief          SchwabPortfolios(R), Charles
                       Operating Officer and     Schwab & Co., Inc.; President
                       Trustee                   and Chief Operating Officer,
                                                 Charles Schwab Investment
                                                 Management, Inc.

STEPHEN B. WARD        Senior Vice President     Senior Vice President and Chief
April 5, 1955          and Chief Investment      Investment Officer, Charles
                       Officer                   Schwab Investment Management,
                                                 Inc.

FRANCES COLE           Secretary                 Senior Vice President, Chief
September 9, 1955                                Counsel and Assistant Corporate
                                                 Secretary, Charles Schwab
                                                 Investment Management, Inc.

Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trusts, for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Investments. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

Each portfolio is overseen by a board of trustees. The board of trustees meets regularly to review each portfolio's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of the portfolio's shareholders. The following table provides information as of December 31, 1998 concerning compensation of the trustees.

----------
* This trustee is an "interested person" of the trusts.

                                                             Pension or           ($)
                                      ($)                    Retirement          Total
 Name of Trustee            Aggregate Compensation        Benefits Accrued    Compensation
                                From the Trust               as Part of      from Portfolio
                                                              Portfolio        Complex 1
                                                              Expenses
                       ---------------------------------
                       Money       Growth      S&P 500
                       Market      Portfolio   Portfolio
                       Portfolio
-------------------------------------------------------------------------------------------
Charles R. Schwab      0           0           0                N/A                0

Tom D. Seip 2          0           0           0                N/A                0

Steven L. Scheid 3     0           0           0                N/A                0

William J. Klipp       0           0           0                N/A                0

Donald F. Dorward                                               N/A

Robert G. Holmes                                                N/A

Donald R. Stephens                                              N/A

Michael W. Wilsey                                               N/A

1 Unless otherwise stated, information is for the portfolio complex, which included 38 funds as of December 31, 1998.

2 Mr. Seip served as President and trustee until May 15, 1998.

3 Mr. Scheid became President and trustee on August 18, 1998.


                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of, [__________], the officers and trustees of the trusts, as a group owned of record or beneficially less than 1% of the outstanding voting securities of the classes and series of each trust.

As of [____________], the following represents persons or entities that owned, directly or beneficially owned, more than 5% of the shares of

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the portfolios' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

YEAR 2000 presents uncertainties and possible risks to the smooth operations of the portfolios and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the portfolios' and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the portfolios could be material. The portfolios' investment adviser is taking steps to minimize the risks of year 2000 for the portfolios, including seeking assurances from the portfolios' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the portfolios, however, minimizing year 2000 risk for the portfolios is a priority of the investment adviser.

MONEY MARKET PORTFOLIO. For its advisory and administrative services to the Money Market Portfolio, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the Portfolio's average daily net assets not in excess of $1 billion; 0.45% of such net assets over $1 billion but not in excess of $3 billion; 0.40% of such net assets over $3 billion but not in excess of $10 billion, 0.37% of such net assets over $10 billion but not in excess of $20 billion; and 0.34% of such net assets over $20 billion.

For the fiscal years ended December 31, 1996, 1997 and 1998, the portfolio paid investment advisory and administration fees) of $22,322 (fees were reduced by $81,006), $97,831 (fees were reduced by $80,295) and $608 (fees were reduced by $52,949), and [___________] respectively.

GROWTH PORTFOLIO. For its advisory and administrative services to the Growth Portfolio, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the portfolio's average daily net assets not in excess of $1 billion; 0.69% of the next $1 billion; and 0.64% of such net assets over $2 billion.

For the fiscal period from November 1, 1996 (commencement of operations) through December 31, 1996 and for the fiscal years ended December 31, 1997 and 1998, the portfolio paid investment advisory and administration fees of $0 (fees were reduced by $5,433) and $211 (fees were reduced by $55,088) and [_________________], respectively.

S&P 500 PORTFOLIO. For its advisory and administrative services to the S&P 500 Portfolio, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.36% of the portfolio's average daily net assets not in excess of $1 billion; 0.33% of the next $1 billion; and 0.31% of such net assets over $2 billion.

For the fiscal period from November 1, 1996 (commencement of operations) through December 31, 1996 and for the fiscal years ended December 31, 1997 and 1998, the portfolio paid investment advisory and administration fees of $0 (fees were reduced by $2,890) and $122 (fees were reduced by $69,358) and [__________________], respectively.


                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the portfolios and is the trusts' agent for the purpose of the continuous offering of the portfolios' shares. Each portfolio pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                       CUSTODIAN AND PORTFOLIO ACCOUNTANT

Chase Manhattan Bank New York (formerly called Morgan Stanley Trust Company),
1 Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for the Growth and S&P Portfolios and SEI Fund Resources, One Freedom Valley Dr. Oaks, Pennsylvania 19456, serves as portfolio accountant for these portfolios. PNC Bank, National Association, Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113 serves as custodian for the Money Market Portfolio and PFPC, Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809 serves as fund accountant to this portfolio.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the portfolios. The fund accountant maintains all books and records related to each portfolio's transactions.

                             INDEPENDENT ACCOUNTANT

The portfolios' independent accountant, _________________, audits and reports on the annual financial statements of each series of the trusts and review certain regulatory reports and each portfolio's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trusts engage it to do so. Their address is ____________________. Each portfolio's audited financial statements for the fiscal year ended December 31, 1998, are included in the portfolio's annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each of the Growth Portfolio and S&P 500 Portfolio's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Money Market Portfolio's portfolio turnover rate for reporting purposes is expected to be zero.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The portfolios do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual portfolios.

The portfolio turnover rates are in the financial highlight tables in the prospectus.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the portfolios, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the portfolios primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

In assessing these criteria, the investment adviser will, among other things, monitor the performance of brokers effecting transactions for the portfolio to determine the effect, if any, that the portfolios' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the portfolios' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The portfolios will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its clients.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the portfolios on securities exchanges, the investment adviser follows procedures, adopted by the board of trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

In an attempt to obtain best execution for the portfolios, the investment adviser may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis.

Placing orders with third market brokers or through Instinet may enable the portfolios to trade directly with other institutional holders on a net basis. At times, this may allow the portfolios to trade larger blocks than would be possible trading through a single market maker.

                              BROKERAGE COMMISSIONS

For the fiscal years ended December 31, 1997 and 1998, and the fiscal period of November 1, 1996 through December 31, 1996 the Growth Portfolio paid brokerage commissions of $_______, $_______, and $_____, respectively.

For the fiscal years ended December 31, 1997 and 1998 and the fiscal period of November 1, 1996 to December 31, 1996 the S&P 500 Portfolio paid brokerage commissions of $________, $_______ and $________, respectively.

Of brokerage commissions paid by the __________Portfolio(s) in 1998, $________ (_____% of the total) was paid to Schwab, an affiliated person of the Portfolio.

                            DESCRIPTION OF THE TRUST

Each portfolio is a series of Schwab Annuity Portfolios, an open-end investment management company organized as a Massachusetts business trust on January 21, 1994. The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each portfolio.

The portfolios may hold special meetings. These meetings may be called for purposes such as electing trustees, changing portfolioamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                        Purchase and Redemption of Shares

You cannot purchase shares of the portfolios directly, but you may allocate account value under your variable contract to and from the portfolios in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific portfolios as investment options.

The portfolios have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions maybe effected by agreements made with participating insurance companies.

                                PRICING OF SHARES

The Money Market Portfolio values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Money Market Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even when there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can, in certain circumstances, lead to a dilution of a shareholder's interest. If a deviation of 1/2 of

1% or more were to occur between the net asset value per share calculated by reference to market values and the Money Market Portfolio's $1.00 per share net asset value, or if there were any other deviation that the board of trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the board of trustees would promptly consider what action, if any, should be initiated. If the Money Market Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the board of trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of this reduction or suspension of dividends or other action by the board of trustees, an investor would receive less income during a given period than if the reduction or suspension had not taken place. Such action could result in investors not receiving a dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Money Market Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the board of trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities of underlying mutual funds are valued at their respective net asset values as determined by those funds.

Securities for which market quotations or closing values are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines and procedures adopted by the board of trustees. These procedures require that securities be valued on the basis of prices provided by approved pricing services, except when a price appears manifestly incorrect or events occurring between the time a price is furnished by a service and the time a portfolio calculates its share price materially affect the furnished price. The board of trustees regularly reviews fair values assigned to portfolio securities under these circumstances and also when no prices from approved pricing services are available.

                                    TAXATION

                              FEDERAL INCOME TAXES

For a discussion of the tax status of a particular Contract and the tax consequences of ownership of such a contract, refer to the appropriate Separate Account Prospectus. Shares of the portfolios are available only through separate accounts of participating insurance companies and plans.

It is each portfolio's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a portfolio does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

Internal Revenue Service regulations applicable to separate accounts generally require that portfolios that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.

Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. The funds intend to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a portfolio. The portfolios intend to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to plans.

A portfolio's transactions in futures contracts and forward foreign currency exchange transactions may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a portfolio, defer its losses, cause adjustments in the holding periods of the portfolio's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The portfolios will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the portfolios and their shareholders.

The Growth Portfolio may invest in a non-U.S. corporation that could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the portfolio does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the portfolio may be required to distribute amounts in excess of realized income and gains. To the extent that the portfolio does invest in foreign securities that are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the portfolio's shareholders. Therefore, the payment of this tax would reduce the portfolio's economic return from their its shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

An underlying fund of the Growth Portfolio may invest in non-U.S. corporations which would be treated as PFICs or become a PFIC. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying l fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the portfolios' economic return.


                         CALCULATION OF PERFORMANCE DATA

The Money Market Portfolio's current 7-day yield based on the seven days ended December 31, 1998 is stated below and was calculated by determining the net change, exclusive of capital changes and incomes other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and the multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

                              7-Day Current Yield

Money Market Portfolio

The Money Market Portfolio's effective yield based on the seven days ended December 31, 1998 is stated below and was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: EFFECTIVE YIELD = [BASE PERIOD RETURN + 1)365/7] - 1, carried to at least the nearest one hundredth of one percent.

                             7-Day Effective Yield

Money Market Portfolio

A fund also may advertise its average annual total return and cumulative total return.

Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a portfolio made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a portfolio assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates. Average annual total returns for one year ended December 31, 1998 and since a portfolio's commencement of operations are stated below.

Portfolio and                       One Year               Life of the Portfolio
Commencement Date
--------------------------------------------------------------------------------
Growth Portfolio                       %                            %
(11/01/96)

Portfolio and                       One Year               Life of the Portfolio
Commencement Date
--------------------------------------------------------------------------------
S&P 500 Portfolio                      %                            %
(11/01/96)

A portfolio also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end October 31, 1998.

Name of Portfolio and Date Portfolio                Cumulative Total Return From
Commenced Operations*                                Commencement of Operations
---------------------                                --------------------------

Growth Portfolio (11/01/96)                                       %
Growth (11/01/96)                                                 %

The portfolios also may compare their historical performance figures to the performance of indices similar to their asset categories and sub-categories, and to the performance of "blended indices" similar to the portfolios' strategies.

The indices and asset categories for large company stocks is the S&P 500 Index; for small company stocks, the Ibbottson, the BARRA Small-Cap Index and the Russell 2000(R) Index; for foreign stocks, the MSCI-EAFE Index; and for bonds the Ibbottson and Lehman Brothers Aggregate Bond indices.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1-rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-two rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                                      IBCA

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                           OBLIGATIONS ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                                     PART C
                                OTHER INFORMATION
                            SCHWAB ANNUITY PORTFOLIOS
Item 23 Exhibits:

Articles of                (a)      Agreement and Declaration of Trust is
Incorporation                       incorporated by reference to Exhibit 1 to
                                    Post Effective Amendment No. 7 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 27, 1998.

By-laws                    (b)      Amended and Restated Bylaws are incorporated
                                    by reference to Exhibit 2 to Post-Effective
                                    Amendment No. 3 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on April 29, 1996.

Instruments Defining       (c)  (i) Article III, Sections 4 and 5; Article
Rights of Securities                IV, Section 1; Article V; Article VIII,
Holders                             Section 4; and Article IX, Sections 1, 4,
                                    and 7 of the Agreement and Declaration of Trust is incorporated by reference to
                                    Exhibit 1 to Post Effective Amendment No. 7 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on February
                                    27, 1998.

                               (ii) Article 9 and Article 11 of the Amended and
                                    Restated Bylaws are incorporated by
                                    reference to Exhibit 2 to Post-Effective
                                    Amendment No. 3 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on April 29, 1996.

Investment Advisory        (d)  (i) Investment Advisory and Administration
Contracts                           Agreement between Registrant and Charles
                                    Schwab Investment Management, Inc. (the
                                    "Investment Manager") dated June 15,1994 is incorporated by reference to Exhibit 5(a) to Post Effective Amendment No. 6, electronically filed on April 30, 1997.

                               (ii) Amended Schedule A to Investment Advisory
                                    and Administration Agreement between
                                    Registrant and Charles Schwab Investment
                                    Management, Inc. (the "Investment Manager") dated June 15, 1994 is incorporated by reference to Exhibit 5(b) to Post Effective Amendment No. 5 to Registrant's Registration Statement on form N-1A, electronically filed on September 9, 1996.

                              (iii) Amended Schedule B to Investment Advisory
                                    and Administration Agreement between
                                    Registrant and Charles Schwab Investment
                                    Management, Inc. (the "Investment Manager") is incorporated by reference to Exhibit 5(c) to Post Effective Amendment No. 7 to Registrants Registration Statement on form N-1A, electronically filed on February 27, 1998.

                               (iv) Schedule A and B, to the Amended and
                                    Restated Investment Sub-Advisory and
                                    Administration Agreement between the
                                    Investment Manager and Symphony is
                                    incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on form N-1A, electronically filed on September 9, 1996.


Underwriting Contracts     (e)  (i) Distribution Agreement between
                                    Registrant and Charles Schwab & Co., Inc.
                                    ("Schwab") dated March 29, 1994 is
                                    incorporated by reference to Exhibit 6(a) to Post Effective Amendment No. 7 to Registrant's Registration Statement on form N-1A, electronically filed on February 27, 1998.

                               (ii) Amended Schedule A to Distribution Agreement
                                    between Registrant and Schwab dated March
                                    29, 1994 is incorporated by reference to
                                    Exhibit 6(b) to Post-Effective Amendment No.
                                    5 to Registrant's Registration Statement on form N-1A, electronically filed on September 9, 1996.

Bonus or Profit Sharing    (f)      Inapplicable.
Plans

Custodian Agreements       (g)  (i) Custodian Services Agreement between
                                    Registrant and PNC Bank, National
                                    Association, dated March 29, 1994, is
                                    incorporated by reference to Exhibit 8(a) to Post Effective Amendment No. 7 to Registrant's Registration Statement on form N-1A, electronically filed on February 27, 1998.

                               (ii) Amendment No. 1 to the Custodian Services
                                    Agreement between Registrant and PNC Bank,
                                    National Association, dated March 29, 1994 incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, electronically filed on April 29, 1996.

                              (iii) Schedule A to the Custodian Services
                                    Agreement between Registrant and PNC Bank,
                                    National Association on behalf of Schwab
                                    Money Market Portfolio and Schwab S&P 500
                                    Portfolio, is incorporated by reference to
                                    Exhibit 8(c) to Post-Effective Amendment No.
                                    5 to Registrant's Registration Statement on form N-1A, electronically filed on September 9, 1996.

                               (iv) Custodian Agreement dated April 4, 1997, and
                                    Amendment to the Custodian Agreement and
                                    Schedule 1, dated April 4, 1997, between
                                    Registrant, on behalf of Market Track Growth
                                    Portfolio II and Morgan Stanley Trust
                                    Company is incorporated herein by reference electronically filed as Exhibit 8(d) on April 30, 1998.

                                (v) Appendix 1, 2 and 3 to the Custodian
                                    Agreement on behalf of Schwab MarketTrack
                                    Growth Portfolio II, formerly Schwab Asset
                                    Director - High Growth Portfolio, is
                                    incorporated by reference to Exhibit 8(d) to Post Effective Amendment No. 6 to registrant's Registration Statement on Form N-1A, electronically filed on April 30, 1997.

                               (vi) Transfer Agency Agreement between Registrant
                                    and Schwab dated March 29, 1994 is
                                    incorporated by reference to Exhibit 8(f) to Post Effective Amendment No. 7 to Registrant's Registration Statement on form N-1A, electronically filed on February 27, 1998.

                             (viii) Schedule B and D to the Transfer Agency
                                    Agreement between Registrant and Schwab
                                    dated March 29, 1994 is incorporated by
                                    reference to Exhibit 8(g) to Post Effective
                                    Amendment No. 7 to Registrant's Registration
                                    Statement on form N-1A, electronically filed on February 27, 1998.

                               (ix) Amended Schedules A and C to the Transfer
                                    Agency Agreement between Registrant and
                                    Schwab dated March 29, 1994 are incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on form N-1A, electronically filed on April 30, 1997.

                                (x) Shareholder Service Agreement between
                                    Registrant and Schwab dated March 29, 1994 is incorporated by reference to Exhibit 8(i) to Post Effective Amendment No. 7 to Registrant's Registration Statement on form N-1A, electronically filed on February 27, 1998.

                               (xi) Amended Schedules A and C to the Shareholder
                                    Service Agreement between Registrant and
                                    Schwab dated March 29, 1994 is incorporated by reference to Exhibit 8(h) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on form N-1A, electronically filed on April 30, 1997.

                              (xii) Schedule B to the Shareholder Service
                                    Agreement between Registrant and Schwab
                                    dated March 29, 1994 is incorporated by
                                    reference to Exhibit 8(k) to Post Effective
                                    Amendment No. 7 to Registrant's Registration
                                    Statement on form N-1A, electronically filed on February 27, 1998.

                             (xiii) Accounting Services Agreement and schedule
                                    A, B and C between Registrant and SEI Fund
                                    Resources, on behalf of Market Track Growth
                                    Portfolio II, is incorporated herein by
                                    reference electronically filed as Exhibit
                                    8(l) on April 30, 1998.

                              (xiv) Accounting Services Agreement dated March
                                    24, 1994 between Registrant and PNC Bank,
                                    Inc., is incorporated by reference to
                                    Exhibit 8(m) to Post Effective Amendment No.
                                    7 to Registrant's Registration Statement on form N-1A, electronically filed on February 27, 1998.

                               (xv) Schedule A to the Accounting Services
                                    Agreement, and Amendment 1 dated February 5,
                                    1996 between Registrant and PNC Bank, Inc., to be filed by subsequent Amendment.

                              (xvi) FORM OF AMENDED CUSTODIAN SERVICES FEE
                                    AGREEMENT DATED NOVEMBER 1, 1998, BY AND
                                    BETWEEN THE REGISTRANT AND PNC NATIONAL BANK
                                    ASSOCIATION IS FILED HEREWITH

Other Material             (h)      License Agreement between Registrant and
Contracts                           Standard & Poor's Corporation is
                                    incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 5 to
                                    Registrant's Registration Statement on form
                                    N-1A, electronically filed on September 9, 1996.

Legal Opinion              (i)      Opinion of Morgan, Lewis & Bockius LLP as to
                                    legality of the securities being registered to be filed by later amendment.

Other Opinions             (j)      Consent of independent accountants to be
                                    filed by later amendment.

Omitted Financial          (k)      Inapplicable.
Statements

Initial Capital            (l)  (i) Purchase Agreement between Registrant
Agreements                          and Schwab relating to Schwab Money Market
                                    Portfolio is incorporated by reference to
                                    Exhibit 13(a) to Post Effective Amendment
                                    No. 7 to Registrant's Registration Statement on form N-1A, electronically filed on February 27, 1998.

                               (ii) Purchase Agreement between Registrant and
                                    Schwab relating to Schwab Asset
                                    Director(R)-High Growth Portfolio and Schwab
                                    S&P 500 Portfolio is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on form N-1A, electronically filed on September 9, 1996.

Rule 12b-1 Plan            (m)      Inapplicable.

Financial Data             (n)      Financial Data Schedules to be filed by
Schedule                            later amendment.

Rule 18f-3 Plan            (o)      Inapplicable


Item 24. Persons Controlled by or under Common Control with the Fund.

         The Charles Schwab Family of Funds ("Schwab Fund Family"), Schwab Investments and Schwab Capital Trust each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as its principal underwriter, transfer agent, and shareholder services agent. As a result, the Schwab Fund Family, Schwab Investments and Schwab Capital Trust may be deemed to be under common control with Registrant.

Item 25. Indemnification.

         Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with
         Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         Registrant's Investment Adviser, Charles Schwab Investment Management, Inc., a Delaware corporation organized in October 1989 to serve as investment adviser to the Schwab Family of Funds, also serves as the investment adviser to Schwab Investments and Schwab Capital Trust, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Adviser engages is that of investment adviser and administrator to Registrant, the Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and any other investment companies that Schwab may sponsor in the future.

(1) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:


Name and Position
with Registrant                  Name of Company                                    Capacity
----------------                 ---------------                                    --------
Charles R. Schwab,               Charles Schwab & Co., Inc.                         Chairman and Director
Chairman and Trustee
                                 The Charles Schwab Corporation                     Chairman, Co-Chief Executive
                                                                                    Officer and Director

                                 Schwab Holdings, Inc.                              Chairman, Chief Executive
                                                                                    Officer and  Director

                                 Charles Schwab Investment Management, Inc.         Chairman and Director

                                 The Charles Schwab Trust Company                   Chairman and Director

                                 Mayer & Schweitzer, Inc.                           Chairman and Director

                                 Schwab Retirement Plan Services, Inc.              Chairman and Director

                                 Charles Schwab Limited                             Chairman, Chief Executive
                                                                                    Officer and Director

                                 Performance Technologies, Inc.                     Chairman and Director

                                 TrustMark, Inc.                                    Chairman and Director

                                 Schwab (SIS) Holdings, Inc. I                      Chairman, Chief Executive
                                                                                    Officer and Director

                                 Schwab International Holdings, Inc.                Chairman, Chief Executive
                                                                                    Officer and Director

                                 The Gap, Inc.                                      Director

                                 Transamerica Corporation                           Director

                                 AirTouch Communications                            Director

                                 Siebel Systems                                     Director

David S. Pottruck                Charles Schwab & Co., Inc.                         Chief Executive Officer,
                                                                                    President, Chief Operating
                                                                                    Officer and Director

                                 The Charles Schwab Corporation                     President, Co-Chief Executive
                                                                                    Officer, Chief Operating
                                                                                    Officer and Director

Name and Position
with Registrant                  Name of Company                                    Capacity
----------------                 ---------------                                    --------
                                 Schwab Holdings, Inc.                              Director

                                 Schwab Retirement Plan Services, Inc.              Director

                                 Charles Schwab Limited                             Director

                                 Charles Schwab Investment Management, Inc.         Director

                                 Mayer & Schweitzer, Inc.                           Director

                                 Performance Technologies, Inc.                     Director

                                 Schwab (SIS) Holdings, Inc. I                      President, Chief Operating
                                                                                    Officer and Director

                                 Schwab International Holdings, Inc.                President, Chief Operating
                                                                                    Officer and Director

                                 TrustMark, Inc.                                    Director
Steven L. Scheid                 Charles Schwab & Co., Inc.                         Executive Vice President, Chief
                                                                                    Financial Officer and Director

                                 The Charles Schwab Corporation                     Executive Vice President and
                                                                                    Chief Financial Officer

                                 Schwab Holdings, Inc.                              Executive Vice President, Chief
                                                                                    Financial Officer and Director

                                 Charles Schwab Investment Management, Inc.         Chief Financial Officer and
                                                                                    Director

                                 The Charles Schwab Trust Company                   Chief Financial Officer and
                                                                                    Director

                                 Charles Schwab Limited                             Finance Officer and Director

                                 Schwab Retirement Plan Services, Inc.              Director

                                 Performance Technologies, Inc.                     Director

                                 Mayer & Schweitzer, Inc.                           Director

                                 Schwab (SIS) Holdings, Inc. I                      Chief Financial Officer and
                                                                                    Director

                                 Schwab International Holdings, Inc.                Chief Financial Officer and
                                                                                    Director

Karen W. Chang                 Charles Schwab & Co., Inc.                         Enterprise President

Name and Position
with Registrant                Name of Company                                    Capacity
----------------               ---------------                                    --------
John P. Coghlan                Charles Schwab & Co., Inc.                         Enterprise President

                               The Charles Schwab Corporation                     Executive Vice President

                               The Charles Schwab Trust Company                   President, Chief Executive
                                                                                  Officer and Director

                               Schwab Retirement Plan Services, Inc.              Director

Frances Cole,                  Charles Schwab Investment Management, Inc.         Senior Vice President, Chief
Secretary                                                                         Counsel, Chief Compliance Officer
                                                                                  and Assistant Corporate Secretary

Linnet F. Deily                Charles Schwab & Co., Inc.                         Enterprise President
Christopher V. Dodds           Charles Schwab & Co., Inc.                         Controller and Senior Vice
                                                                                  President

                               The Charles Schwab Corporation                     Controller and Senior Vice
                                                                                  President

Carrie Dwyer                   Charles Schwab & Co., Inc.                         Executive Vice President, General
Corporate Secretary                                                               Counsel

Wayne W. Fieldsa               Charles Schwab & Co., Inc.                         Executive Vice President

Lon Gorman                     Charles Schwab & Co., Inc.                         Enterprise President

James M. Hackley               Charles Schwab & Co., Inc.                         Executive Vice President

Cynthia K. Holbrook            The Charles Schwab Corporation                     Assistant Corporate Secretary

                               Charles Schwab  & Co., Inc.                        Assistant Corporate Secretary

                               Charles Schwab Investment Management, Inc.         Corporate Secretary

                               The Charles Schwab Trust Company                   Assistant Corporate Secretary

                               Mayer & Schweitzer                                 Secretary

Colleen M. Hummer              Charles Schwab & Co., Inc.                         Senior Vice President

William J. Klipp,              Charles Schwab & Co., Inc.                         Executive Vice President
Trustee, Executive Vice
President and Chief
Operating Officer

                               Charles Schwab Investment Management, Inc.         President and Chief Operating
                                                                                  Officer

Name and Position
with Registrant                Name of Company                                    Capacity
----------------               ---------------                                    --------
Daniel O. Leemon               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Strategy Officer

                               Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Strategy Officer

Dawn G. Lepore                 Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Information Officer

                               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Information Officer

Susanne D. Lyons               Charles Schwab & Co., Inc.                         Enterprise President

Peter J. McIntosh              Charles Schwab & Co., Inc.                         Executive Vice President

Gideon Sasson                  Charles Schwab & Co., Inc.                         Enterprise President

Leonard Short                  Charles Schwab & Co., Inc.                         Executive Vice President

Lawrence J. Stupski            Charles Schwab & Co., Inc.                         Director until February 1995;
                                                                                  Vice Chairman until August 1994

                               The Charles Schwab Corporation                     Vice Chairman and Director; Chief
                                                                                  Operating Officer until March 1994

                               Mayer & Schweitzer, Inc.                           Director until February 1995

                               The Charles Schwab Trust Company                   Director until December 1996

                               Charles Schwab Investment Management, Inc.         Controller

                               Robertson Stephens Investment Management, Inc.     Controller until 1996

Luis E. Valencia               Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Administrative Officer

                               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Administrative Officer

                               Commercial Credit Corporation                      Managing Director until February
                                                                                  1994

Stephen B. Ward,               Charles Schwab Investment Management, Inc.         Senior Vice President and Chief
Senior Vice President and                                                         Investment Officer
Chief Investment Officer

Item 27. Principal Underwriter.

(a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as a principal underwriter for the Schwab Fund Family, Schwab Investments, and Schwab

         Capital Trust, and intends to act as such for any other investment company which Schwab may sponsor in the future.

(b) See Item 26 for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

(c)      Not applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountants, Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222 and SEI Fund Resources, One Freedom Valley Drive, Oaks Pennsylvania 19456; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountant, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (ledgers, receipts, and brokerage orders); or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005 (minute books, bylaws, and declaration of trust).

Item 29  Management Services.

         Not applicable.

Item 30. Undertakings.
         Not Applicable

                                    SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 9 to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia, on this 8th day of February, 1999.

                                    SCHWAB ANNUITY PORTFOLIOS
                                    Registrant

                                    Charles R. Schwab*
                                    ----------------------------------
                                    Charles R. Schwab, Chairman

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 8th day of February, 1999.

Signature                             Title
---------                             -----

Charles R. Schwab*                    Chairman and Trustee
---------------------------
Charles R. Schwab

Steven L. Scheid*                     President and Trustee
---------------------------
Steven L. Scheid

William J. Klipp*                     Executive Vice President, Trustee and
---------------------------           Chief Operating Officer
William J. Klipp

Donald F. Dorward*                    Trustee
---------------------------
Donald F. Dorward

Robert G. Holmes*                     Trustee
---------------------------
Robert G. Holmes

Donald R. Stephens*                   Trustee
---------------------------
Donald R. Stephens

Michael W. Wilsey*                    Trustee
---------------------------
Michael W. Wilsey

Tai-Chin Tung*                        Treasurer and Principal Financial Officer
---------------------------
Tai-Chin Tung

*By: /s/ Martin E. Lybecker
     ----------------------
     Martin E. Lybecker, Attorney-In-Fact
     pursuant to Powers of Attorney filed previously

                                  EXHIBIT INDEX


EXHIBIT NO.       DOCUMENT DESCRIPTION
-----------       --------------------

g(xv) AMENDED CUSTODIAN SERVICES FEE AGREEMENT DATED NOVEMBER 1, 1998, BY AND BETWEEN THE REGISTRANT AND PNC NATIONAL BANK ASSOCIATION IS FILED HEREWITH